Cover	Jun. 30, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	SNOWFLAKE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39504
Entity Tax Identification Number	46-0636374
Entity Address, Postal Zip Code	59715
Entity Address, Address Line One	Suite 3A, 106 East Babcock Street
Entity Address, State or Province	MT
Entity Address, City or Town	Bozeman,
City Area Code	844
Local Phone Number	766-9355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	SNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001640147
Amendment Flag	false